Note D - Loans and Allowance for Loan Losses - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses Allocated	$ 2,981	$ 2,164	$ 3,412
Unpaid principal balance	25,176	20,180	21,949
Recorded investment	22,709	17,228	20,169
Average impaired loans	19,893	15,894	17,029
Interest income recognized	1,145	700	954
Cash basis interest recognized	1,145	700	954
Residential Portfolio Segment [Member]
Unpaid principal balance - with allowance recorded
Recorded investment - with allowance recorded
Allowance for Loan Losses Allocated
Average impaired loans - with allowance recorded
Interest income recognized - with allowance recorded			6
Cash basis interest recognized - with allowance recorded			6
Unpaid principal balance - with no allowance recorded	717	1,001	1,415
Recorded investment - with no allowance recorded	717	1,001	1,415
Average impaired loans - with no allowance recorded	726	809	882
Interest income recognized - with no allowance recorded	31	45	58
Cash basis interest recognized - with no allowance recorded	31	45	58
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Unpaid principal balance - with allowance recorded	5,477	204	1,177
Recorded investment - with allowance recorded	5,477	204	1,177
Allowance for Loan Losses Allocated	2,435	204	414
Average impaired loans - with allowance recorded	3,185	204	471
Interest income recognized - with allowance recorded	300	13	32
Cash basis interest recognized - with allowance recorded	300	13	32
Unpaid principal balance - with no allowance recorded	3,638	3,812	3,125
Recorded investment - with no allowance recorded	3,091	3,265	2,578
Average impaired loans - with no allowance recorded	3,005	2,747	2,135
Interest income recognized - with no allowance recorded	178	181	113
Cash basis interest recognized - with no allowance recorded	178	181	113
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Unpaid principal balance - with allowance recorded	384	396	7,656
Recorded investment - with allowance recorded	384	396	7,656
Allowance for Loan Losses Allocated	100	107	2,092
Average impaired loans - with allowance recorded	390	402	8,303
Interest income recognized - with allowance recorded	19	75	398
Cash basis interest recognized - with allowance recorded	19	75	398
Unpaid principal balance - with no allowance recorded	5,078	5,178	1,298
Recorded investment - with no allowance recorded	3,632	2,773	300
Average impaired loans - with no allowance recorded	3,572	3,439	300
Interest income recognized - with no allowance recorded	79	49	50
Cash basis interest recognized - with no allowance recorded	79	49	50
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Unpaid principal balance - with no allowance recorded	1,001	680
Recorded investment - with no allowance recorded	527	680
Average impaired loans - with no allowance recorded	522	544
Interest income recognized - with no allowance recorded	136
Cash basis interest recognized - with no allowance recorded	136
Commercial and Industrial Portfolio Segment [Member]
Unpaid principal balance - with allowance recorded	392	4,355	2,356
Recorded investment - with allowance recorded	392	4,355	2,356
Allowance for Loan Losses Allocated	241	1,850	900
Average impaired loans - with allowance recorded	391	3,545	2,441
Interest income recognized - with allowance recorded		149	110
Cash basis interest recognized - with allowance recorded		149	110
Unpaid principal balance - with no allowance recorded	8,073	4,336	4,703
Recorded investment - with no allowance recorded	8,073	4,336	4,468
Average impaired loans - with no allowance recorded	7,681	3,985	2,278
Interest income recognized - with no allowance recorded	381	180	180
Cash basis interest recognized - with no allowance recorded	381	180	180
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Unpaid principal balance - with allowance recorded	416	218	219
Recorded investment - with allowance recorded	416	218	219
Allowance for Loan Losses Allocated	205	3	6
Average impaired loans - with allowance recorded	421	219	219
Interest income recognized - with allowance recorded	21	8	7
Cash basis interest recognized - with allowance recorded	$ 21	$ 8	$ 7